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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN TRUST

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2008 (UNAUDITED)

                                                                          NUMBER OF
                                                                           SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.3%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 16.3%
Bed Bath & Beyond, Inc.                                                   1,220,000                   $    34,282 (a)
Carnival Corp.                                                            1,620,000                        53,395
Comcast Corp. (Class A)                                                   3,050,000                        57,218
Liberty Global, Inc. (Series C)                                           1,800,000                        54,648 (a)
Liberty Media Corp - Interactive (Series A)                                 925,000                        13,653 (a)
Liberty Media Entertainment Corp. (Series A)                              2,560,000                        62,029 (a)
Lowe's Companies, Inc.                                                    1,470,000                        30,502
Time Warner, Inc.                                                           700,000                        10,360
                                                                                                          316,087

CONSUMER STAPLES - 3.3%
McCormick & Company, Inc.                                                   110,000                         3,923
PepsiCo, Inc.                                                               950,000                        60,410
                                                                                                           64,333

ENERGY - 9.8%
Exxon Mobil Corp.                                                           450,000                        39,659
Schlumberger Ltd.                                                           830,000                        89,167
Transocean, Inc.                                                            410,000                        62,480
                                                                                                          191,306

FINANCIALS - 14.0%
AFLAC Incorporated                                                          700,000                        43,960
Alleghany Corp.                                                              38,641                        12,831 (a)
Berkshire Hathaway, Inc. (Class B)                                           14,000                        56,168 (a)
CB Richard Ellis Group, Inc. (Class A)                                    1,660,000                        31,872 (a)
CME Group Inc.                                                               15,000                         5,748
Federal National Mortgage Assoc.                                            850,000                        16,584
Goldman Sachs Group, Inc.                                                   157,000                        27,459
JP Morgan Chase & Co.                                                       390,000                        13,381
Metlife, Inc.                                                               130,000                         6,860
State Street Corp.                                                          910,000                        58,231 (e)
                                                                                                          273,094

HEALTHCARE - 15.4%
Abbott Laboratories                                                         480,000                        25,426
Amgen, Inc.                                                               1,000,000                        47,160 (a)
DENTSPLY International, Inc.                                                 60,000                         2,208
Genentech Inc.                                                              285,000                        21,631 (a)
Gilead Sciences, Inc.                                                       120,000                         6,354 (a)
Johnson & Johnson                                                           770,000                        49,542
Lincare Holdings Inc.                                                     1,310,000                        37,204 (a)
Medtronic, Inc.                                                           1,070,000                        55,372
Pfizer, Inc.                                                              1,000,000                        17,470
VCA Antech, Inc.                                                            255,000                         7,084 (a)
Wyeth                                                                       170,000                         8,153
Zimmer Holdings, Inc.                                                       310,000                        21,095 (a)
                                                                                                          298,699

INDUSTRIALS - 4.3%
Dover Corp.                                                               1,550,000                        74,974
Hexcel Corp.                                                                 20,000                           386 (a)
Monster Worldwide, Inc.                                                     220,000                         4,534 (a)
Stericycle, Inc.                                                             55,000                         2,844 (a)
                                                                                                           82,738

INFORMATION TECHNOLOGY - 29.3%
Analog Devices, Inc.                                                        600,000                        19,062
Automatic Data Processing, Inc.                                             680,000                        28,492
Cisco Systems, Inc.                                                       2,550,000                        59,313 (a)
Corning Incorporated                                                        625,000                        14,406
eBay, Inc.                                                                1,150,000                        31,430 (a)
Intel Corp.                                                                 200,000                         4,296
Intuit Inc.                                                               2,450,000                        67,546 (a)
Iron Mountain Incorporated                                                  370,000                         9,823 (a)
Microsoft Corp.                                                           2,160,000                        59,422
Molex, Inc. (Class A)                                                     2,180,000                        49,944
NAVTEQ Corp.                                                                 35,000                         2,695 (a)
Paychex, Inc.                                                             1,260,000                        39,413
QUALCOMM, Inc.                                                            1,530,000                        67,886
Research In Motion Ltd.                                                     220,000                        25,718 (a)
Western Union Co.                                                         2,950,000                        72,924
Yahoo! Inc.                                                                 800,000                        16,528 (a)
                                                                                                          568,898

MATERIALS - 3.3%
Allegheny Technologies Incorporated                                         180,000                        10,670
Monsanto Co.                                                                430,000                        54,369
                                                                                                           65,039

TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. (Class A)                                              360,000                        15,210 (a)
NII Holdings Inc. (Class B)                                                 170,000                         8,073 (a)
Vodafone Group, PLC ADR                                                     250,000                         7,365
                                                                                                           30,648

TOTAL COMMON STOCK                                                                                      1,890,842
(COST $1,470,499)

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OTHER INVESTMENTS - 0.0%*
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GEI Investment Fund                                                                                           738 (k)
(COST $971)

TOTAL INVESTMENTS IN SECURITIES                                                                         1,891,580
(COST $1,471,470)

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SHORT-TERM INVESTMENTS - 2.7%
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GE Money Market Fund Institutional Class
1.93%                                                                                                      51,958 (d,q)
(COST $51,958)

TOTAL INVESTMENTS                                                                                       1,943,538
(COST $1,523,428)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.0)%*                                                         (879)

                                                                                                   --------------
NET ASSETS  - 100.0%                                                                               $    1,942,659
                                                                                                   ==============

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $9,039; $16,912 and $21,753; or 3.36%, 0.95%, and 6.18% of
         net assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2008 (as a percentage of net assets) as follows:

         AMBAC             10.65%
         MBIA              10.48%
         FSA               10.41%

(o)      Treasury Inflation Protected Securities.

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(r)      Illiquid Securities.

(s) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+        Percentages are based on net assets as of June 30, 2008.

*        Less than 0.1%

**       Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Trusts Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$1,942,801     $738            $-            $1,943,539
Other Financial
   Instruments  $-             $-	       $-	     $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 6/30/08			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 18, 2008